Other operating income	12 Months Ended
Dec. 31, 2024
Other operating income
Other operating income

13. Other operating income

In the year ended December 31, 2023, the Company recognized “Other operating income” of $2.27 million. The amount relates to loss of hire insurance in relation to M/V Aegean Express presented under “Other operating income” in the combined carve-out income statement for the year ended December 31, 2023. No such case existed in the year ended December 31, 2024.